Organization - Schedule of Gain on Disposal of subsidiaries (Details) - PAII [Member]	6 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Gain on Disposal of Subsidiaries [Line Items]
The fair value of the consideration received
Less: net identifiable liabilities to be disposed	54,121
Gain on disposal of subsidiaries	$ 54,121